SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 29, 2024
SHORT-TERM INVESTMENTS.
Schedule of short term investments

	As of	As of
	February 28,	February 29,
	2023	2024
Held-to-maturity investments (1)	$276,288	$135,355
Variable-rate financial instruments (2)	793,275	936,488
Available-for-sale securities (3)	80,044	22,750

	$1,149,607	$1,094,593
(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
(2)	The Group purchased several investment products indexed to, for example, certain stock, stock market or foreign exchange with maturities less than one year. The Group elected the fair value option to account for these investments. The fair value change of the investment products was insignificant for the years ended February 28, 2022 and 2023. The Group recorded a gain of $28,085 in other income / (expense) resulting from changing in fair value for the year ended February 29, 2024.
(3)	The short-term available-for-sale securities include wealth management products issued by commercial banks and other financial institutions with variable rates where the principal is unsecured but there is no restriction on withdrawal. The Group accounted for them at fair value and recognized a fair value decrease of $16,854, increase of $15,395 and $707 through other comprehensive loss for the years ended February 28, 2022, 2023 and February 29, 2024, respectively.